[LOGO]

CONSECO VARIABLE INSURANCE COMPANY

ANNUAL REPORT TO
CONTRACT OWNERS

DECEMBER 31, 2000

                                              Conseco Variable Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

DECEMBER 31, 2000

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F                                                                                             PAGE
Statement of Assets and Liabilities as of December 31, 2000...................................................................... 2
Statement of Assets and Liabilities-Unit Progression as of December 31, 2000..................................................... 4
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2000............................ 6
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 1999............................14
Notes to Financial Statements....................................................................................................20
Report of Independent Accountants................................................................................................24

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

===================================================================================================================================
                                                                                           SHARES           COST            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment cash account....................................................                                 $   735,146
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
       Growth Portfolio................................................................  1,007,874.2   $ 58,824,800      47,642,214
       Leveraged AllCap Portfolio......................................................  1,293,995.5     65,927,098      50,207,026
       MidCap Portfolio................................................................  1,208,643.8     39,699,924      37,008,674
       Small Capitalization Portfolio..................................................    490,170.1     14,128,624      11,514,095
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................  1,975,845.7     14,784,733      14,048,263
       International Fund .............................................................  1,073,379.6     11,593,865      10,980,673
       Value Fund .....................................................................  2,961,325.8     17,568,959      19,752,043
     Berger Institutional Products Trust:
       Growth Fund.....................................................................    397,089.6      7,885,976       6,083,412
       Growth and Income Fund..........................................................  1,628,112.1     41,128,817      37,414,017
       International Fund..............................................................     67,056.6        933,656         878,442
       New Generation Fund.............................................................    212,107.4      2,049,692       1,255,676
       Small Company Growth Fund.......................................................    794,311.1     20,707,568      17,165,062
     Conseco Series Trust:
       Balanced Portfolio..............................................................  1,972,199.8     30,209,303      26,529,522
       Conseco 20 Focus Portfolio......................................................    272,469.0      3,162,036       2,310,927
       Equity Portfolio................................................................  1,487,935.9     35,732,818      28,917,234
       Fixed Income Portfolio..........................................................  1,483,334.0     14,029,520      14,280,406
       Government Securities Portfolio.................................................    912,648.1     10,242,336      10,531,004
       High Yield Portfolio............................................................    319,495.2      3,214,922       3,218,473
       Money Market Portfolio.......................................................... 54,089,305.5     54,089,305      54,089,306
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    637,997.5     23,684,568      21,991,774
     Dreyfus Stock Index Fund..........................................................  1,969,270.9     70,668,962      66,955,211
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    272,640.7      7,188,875       6,595,178
       International Value Portfolio...................................................    147,159.0      2,161,096       1,989,590
     Federated Insurance Series:
       High Income Bond Fund II .......................................................  1,197,750.7     11,551,276      10,132,971
       International Equity Fund II ...................................................    341,560.5      7,133,668       6,315,454
       Utility Fund II ................................................................    615,314.0      8,565,835       7,654,506
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund..............................................................    247,258.0      5,157,585       5,120,714
       High Yield Fund.................................................................    592,575.3      6,736,784       5,967,233
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  1,899,975.7    111,321,914      68,969,120
       Growth Portfolio................................................................  3,324,946.3    103,750,668      88,044,577
       Worldwide Growth Portfolio......................................................  2,046,171.6     85,249,183      75,667,425
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    153,849.1      1,748,832       1,569,261
       Small Cap Portfolio ............................................................    802,152.8      9,161,958       9,425,296
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio ....................................................    748,723.5     16,892,908      19,055,012
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     67,886.5      1,003,372         985,712
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    908,890.6     11,702,536      11,988,267
       Partners Portfolio..............................................................    336,255.0      5,434,742       5,437,243
     Rydex Variable Trust:
       Nova Fund.......................................................................    253,929.4      4,087,137       3,527,080
       OTC Fund........................................................................    428,484.2     13,502,263       9,782,295
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................    215,607.4      4,463,379       3,190,989
       Global Technology Portfolio.....................................................    125,788.2      3,268,182       2,533,374
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................  1,437,500.7     46,629,836      34,011,268
     Strong Opportunity Fund II, Inc. .................................................    584,628.6     15,646,932      13,996,008
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................    139,582.5      1,432,046       1,447,471
       Worldwide Emerging Markets Fund.................................................    527,136.0      7,028,680       4,369,958
       Worldwide Hard Assets Fund......................................................     56,989.8        672,767         687,867
       Worldwide Real Estate Fund .....................................................    159,103.0      1,638,350       1,689,673
-----------------------------------------------------------------------------------------------------------------------------------
         Total assets ..............................................................................................    883,662,142
Liabilities:
     Amounts payable to Conseco Variable Insurance Company .........................................................        980,406
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................   $882,681,736
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2000

===================================================================================================================================
                                                                                            UNITS        UNIT VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     Interest adjustment accounts - 1 Year.............................................                                 $  652,362
     Interest adjustment accounts - 3 Year.............................................                                     46,067
     Interest adjustment accounts - 5 Year.............................................                                     36,023
     The Alger American Fund:
       Growth Portfolio................................................................  3,085,986.0    $ 15.421120     47,589,360
       Leveraged AllCap Portfolio......................................................  2,591,608.9      19.351214     50,150,778
       MidCap Portfolio................................................................  2,131,387.2      17.345110     36,969,145
       Small Capitalization Portfolio .................................................  1,011,723.8      11.367643     11,500,915
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund .........................................................  1,134,425.2      12.369724     14,032,527
       International Fund .............................................................    744,062.2      14.741380     10,968,504
       Value Fund .....................................................................  1,695,317.4      11.638562     19,731,057
     Berger Institutional Products Trust:
       Growth Fund.....................................................................    474,976.8      12.792651      6,076,212
       Growth and Income Fund..........................................................  2,212,388.5      16.892265     37,372,253
       International Fund..............................................................     70,744.9      12.403041        877,452
       New Generation Fund.............................................................    213,864.3       5.864454      1,254,197
       Small Company Growth Fund ......................................................  1,005,745.1      17.049086     17,147,035
     Conseco Series Trust:
       Balanced Portfolio .............................................................  1,846,975.4      14.348355     26,501,059
       Conseco 20 Focus Portfolio......................................................    274,242.2       8.416885      2,308,265
       Equity Portfolio................................................................  1,781,031.4      16.219023     28,886,589
       Fixed Income Portfolio..........................................................  1,289,818.4      11.059404     14,264,623
       Government Securities Portfolio.................................................    947,409.3      11.103550     10,519,607
       High Yield Portfolio............................................................    314,504.7      10.223626      3,215,378
       Money Market Portfolio .........................................................  4,828,242.9      11.189540     54,025,818
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................  1,592,027.5      13.798123     21,966,991
     Dreyfus Stock Index Fund..........................................................  5,186,719.3      12.894701     66,881,195
     Dreyfus Variable Investment Fund:
        Disciplined Stock Portfolio....................................................    586,629.6      11.230257      6,588,001
        International Value Portfolio..................................................    176,116.3      11.285399      1,987,543
     Federated Insurance Series:
       High Income Bond Fund II........................................................  1,128,937.6       8.966229     10,122,313
       International Equity Fund II....................................................    395,720.4      15.941368      6,308,325
       Utility Fund II ................................................................    745,678.9      10.253727      7,645,988
     Invesco Variable Investment Funds, Inc.:
       Equity Income Fund..............................................................    423,687.6      12.072259      5,114,866
       High Yield Fund.................................................................    667,639.7       8.928014      5,960,697
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  3,583,615.1      19.224049     68,891,592
       Growth Portfolio ...............................................................  5,805,011.0      15.150116     87,946,590
       Worldwide Growth Portfolio......................................................  4,714,717.0      16.031145     75,582,312
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    136,231.2      11.506632      1,567,562
       Small Cap Portfolio ............................................................    817,111.4      11.522342      9,415,037
     Lord Abbett Series Fund, Inc. :
       Growth and Income Portfolio.....................................................  1,339,391.8      14.211142     19,034,287
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     87,205.4      11.290658        984,606
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................  1,110,999.2      10.778648     11,975,069
       Partners Portfolio..............................................................    513,662.7      10.573405      5,431,164
     Rydex Variable Trust:
       Nova Fund.......................................................................    232,757.1      15.135520      3,522,900
       OTC Fund........................................................................    413,615.0      23.626556      9,772,298
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................    575,116.8       5.542054      3,187,328
       Global Technology Portfolio.....................................................    376,055.0       6.729370      2,530,613
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II Fund.....................................................  1,727,554.6      19.665018     33,972,392
     Strong Opportunity Fund II, Inc. .................................................    918,337.5      15.223664     13,980,462
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................    143,769.8      10.056748      1,445,857
       Worldwide Emerging Markets Fund.................................................    572,481.1       7.624916      4,365,120
       Worldwide Hard Assets Fund......................................................     74,260.3       9.252898        687,123
       Worldwide Real Estate Fund .....................................................    172,761.0       9.772337      1,688,279
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets ..............................................................................................  $882,681,736
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

UNIT PROGRESSION
FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                           THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                              ========================================================= ==========
                                                                                LEVERAGED     MIDCAP         SMALL       INCOME AND
                                                                  GROWTH         ALLCAP       GROWTH     CAPITALIZATION    GROWTH
====================================================================================================================================
Number of units, beginning of year .......................     1,954,847.9    1,362,969.0     604,589.9      485,731.3    805,221.4
Units purchased...........................................     2,132,274.3    2,246,097.8   2,799,204.0    1,263,463.9    831,862.4
Units redeemed............................................    (1,001,136.2)  (1,017,457.9) (1,272,406.7)    (737,471.4)  (502,658.6)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ......................     3,085,986.0    2,591,608.9   2,131,387.2    1,011,723.8  1,134,425.2
====================================================================================================================================


                                                                 AMERICAN CENTURY
                                                          VARIABLE PORTFOLIOS (CONTINUED)     BERGER INSTITUTIONAL PRODUCTS TRUST
                                                          ===============================     ===================================
                                                                                                           GROWTH AND
                                                              INTERNATIONAL      VALUE         GROWTH        INCOME    INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year .......................       286,551.2      615,220.8     161,596.2      827,032.9     21,269.1
Units purchased...........................................       639,492.6    3,223,143.4     535,215.2    1,871,424.6     84,661.2
Units redeemed............................................      (181,981.6)  (2,143,046.8)   (221,834.6)    (486,069.0)   (35,185.4)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ......................       744,062.2    1,695,317.4     474,976.8    2,212,388.5     70,744.9
====================================================================================================================================


~~                                                                 BERGER INSTITUTIONAL               CONSECO SERIES TRUST
                                                                PRODUCTS TRUST (CONTINUED)                 PORTFOLIOS
                                                                =========================   ========================================
                                                                                 SMALL
                                                                   NEW          COMPANY                      CONSECO
                                                                GENERATION       GROWTH        BALANCED      20 FOCUS      EQUITY
====================================================================================================================================
Number of units, beginning of year .......................             0.0      279,264.7     675,068.3            0.0    646,422.4
Units purchased...........................................       255,472.7    1,764,109.2   1,438,325.3      575,344.2  1,424,552.2
Units redeemed............................................       (41,608.4)  (1,037,628.8)   (266,418.2)    (301,102.0)  (289,943.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year ......................       213,864.3    1,005,745.1   1,846,975.4      274,242.2  1,781,031.4
====================================================================================================================================


                                                                                CONSECO SERIES TRUST
                                                                                PORTFOLIOS (CONTINUED)
                                                                ======================================================
                                                                                                                          DREYFUS
                                                                                                                          SOCIALLY
                                                                  FIXED        GOVERNMENT        HIGH       MONEY       RESPONSIBLE
                                                                  INCOME       SECURITIES        YIELD      MARKET         GROWTH
====================================================================================================================================
Number of units, beginning of year........................       881,706.4      451,881.9           0.0    4,895,748.7    931,176.3
Units purchased...........................................       994,935.7      775,027.5     403,491.9   24,386,797.7  1,147,841.4
Units redeemed............................................      (586,823.7)    (279,500.1)    (88,987.2) (24,454,303.5)  (486,990.2)
------------------------------------------------------------------------------------------------------------------------------------
       Number of units, end of year.......................     1,289,818.4      947,409.3     314,504.7    4,828,242.9  1,592,027.5
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                          DREYFUS VARIABLE                                                                   INVESCO VARIABLE
                          INVESTMENT FUNDS                     FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                    =============================    ===========================================         ==========================
     DREYFUS
      STOCK         DISCIPLINED     INTERNATIONAL    HIGH INCOME     INTERNATIONAL                       EQUITY
      INDEX            STOCK            VALUE          BOND II         EQUITY II      UTILITY II         INCOME        HIGH YIELD
===================================================================================================================================
  3,732,394.5        280,700.5        90,422.7        859,801.8        200,437.7       550,507.2        320,677.7       495,080.5
  3,296,176.3        686,372.5       118,219.0        749,220.0        712,104.2       559,031.8        288,834.2       595,359.0
 (1,841,851.5)      (380,443.4)      (32,525.4)      (480,084.2)      (516,821.5)     (363,860.1)      (185,824.3)     (422,799.8)
-----------------------------------------------------------------------------------------------------------------------------------
  5,186,719.3        586,629.6       176,116.3      1,128,937.6        395,720.4       745,678.9        423,687.6       667,639.7
===================================================================================================================================


                                                           LAZARD RETIREMENT
          JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS
   ============================================        =========================
                                                                                         LORD           MITCHELL
                                                                                        ABBETT          HUTCHINS
                                                                                        SERIES           SERIES
                                                                                         FUND             TRUST
   AGGRESSIVE                         WORLDWIDE                                         GROWTH           GROWTH
     GROWTH           GROWTH           GROWTH          EQUITY          SMALL CAP      AND INCOME       AND INCOME
===================================================================================================================
  1,540,760.6      3,067,175.0     2,253,670.9        134,126.2        101,384.2       759,959.9         45,323.1
  4,605,859.4      4,878,175.1     3,533,809.9        205,061.5      1,318,653.0       959,090.0        138,330.4
 (2,563,004.9)    (2,140,339.1)   (1,072,763.8)      (202,956.5)      (602,925.8)     (379,658.1)       (96,448.1)
-------------------------------------------------------------------------------------------------------------------
  3,583,615.1      5,805,011.0     4,714,717.0        136,231.2        817,111.4     1,339,391.8         87,205.4
===================================================================================================================


                                                                                                        STRONG
     NEUBERGER BERMAN                                                                                  VARIABLE
    ADVISERS MANAGEMENT                                                                               INSURANCE
      TRUST PORTFOLIOS                  RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS           FUNDS
==============================       ==========================      ===========================     ============     =============
                                                                     COMMUNICATIONS                                       STRONG
     LIMITED                                                              AND           GLOBAL           MID CAP       OPPORTUNITY
  MATURITY BOND      PARTNERS           NOVA             OTC          INFORMATION     TECHNOLOGY        GROWTH II        FUND II
===================================================================================================================================
    921,343.4        524,038.9             0.0              0.0              0.0             0.0        620,231.3       489,673.9
  1,029,439.6        667,556.5       312,566.2        606,889.1      1,050,083.6       451,409.3      2,913,369.2     1,370,248.7
   (839,783.8)      (677,932.7)      (79,809.1)      (193,274.1)      (474,966.8)      (75,354.3)    (1,806,045.9)     (941,585.1)
-----------------------------------------------------------------------------------------------------------------------------------
  1,110,999.2        513,662.7       232,757.1        413,615.0        575,116.8       376,055.0      1,727,554.6       918,337.5
===================================================================================================================================


             VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
==================================================================
                     EMERGING           HARD            REAL                           COMBINED
      BOND            MARKETS          ASSETS          ESTATE                          TOTAL
==================================================================                 =============
     85,090.2        211,063.4        67,745.9         34,644.5                     33,272,552.4
    102,866.3        724,048.0     1,318,562.7      1,579,789.2                     83,563,861.9
    (44,186.7)      (362,630.3)   (1,312,048.3)    (1,441,672.7)                   (54,964,149.4)
------------------------------------------------------------------                 -------------
    143,769.8        572,481.1        74,260.3        172,761.0                     61,872,264.9
==================================================================                 =============

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ========================================================= =============
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
===================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares.........  $  6,619,904   $  5,664,870   $ 2,545,653   $  4,444,685   $    69,261

Expenses:
  Mortality and expense risk fees........................       619,068        684,193       297,154        157,255       174,269
  Administrative fees....................................        74,288         82,103        35,659         18,871        20,912
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses.......................................       693,356        766,296       332,813        176,126       195,181
-----------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense)..................     5,926,548      4,898,574     2,212,840      4,268,559      (125,920)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
 (depreciation) on investments in portfolio shares:
    Net realized gains (losses) on sales of investments
      in portfolio shares................................       726,227      1,852,943       976,194     (5,505,267)      721,398
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares.................   (16,373,280)   (24,810,557)   (4,215,838)    (4,310,082)   (2,297,108)
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares  (15,647,053)   (22,957,614)   (3,239,644)    (9,815,349)   (1,575,710)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations.............................  $ (9,720,505)  $(18,059,040)  $(1,026,804)  $ (5,546,790)  $(1,701,630)
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                         VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                            ========================================================= =============
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................ $  5,926,548   $  4,898,574   $ 2,212,840   $  4,268,559   $  (125,920)
   Net realized gains (losses) on sales of investments
     in portfolio shares..................................      726,227      1,852,943       976,194     (5,505,267)      721,398
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................  (16,373,280)   (24,810,557)   (4,215,838)    (4,310,082)   (2,297,108)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................   (9,720,505)   (18,059,040)   (1,026,804)    (5,546,790)   (1,701,630)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................   24,581,333     37,573,220    14,382,431      8,771,221     5,002,264
   Contract redemptions...................................   (4,836,051)    (4,122,042)   (1,784,536)    (1,012,618)   (1,269,305)
   Net transfers..........................................    1,694,670       (822,553)   15,658,259      1,597,919       701,252
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions...............   21,439,952     32,628,625    28,256,154      9,356,522     4,434,211
----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........   11,719,447     14,569,585    27,229,350      3,809,732     2,732,581
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................   35,869,913     35,581,193     9,739,795      7,691,183    11,299,946
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year ....................... $ 47,589,360   $ 50,150,778   $36,969,145   $ 11,500,915   $14,032,527
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

     AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                    CONSECO SERIES TRUST
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
============================    ====================================================================   ============================
                                                                                            SMALL
                                                GROWTH AND                     NEW         COMPANY                      CONSECO
  INTERNATIONAL      VALUE         GROWTH         INCOME    INTERNATIONAL   GENERATION      GROWTH       BALANCED       20 FOCUS
===================================================================================================================================
  $    119,072   $   311,714    $   207,842   $    981,471  $      2,686   $         --  $   255,816   $  3,722,419    $    4,234


       106,166       132,289         66,048        392,521         8,078          8,847      165,669        219,619        11,188
        12,740        15,875          7,926         47,102           969          1,062       19,880         26,354         1,342
-----------------------------------------------------------------------------------------------------------------------------------
       118,906       148,164         73,974        439,623         9,047          9,909      185,549        245,973        12,530
-----------------------------------------------------------------------------------------------------------------------------------
           166       163,550        133,868        541,848        (6,361)        (9,909)      70,267      3,476,446        (8,296)
-----------------------------------------------------------------------------------------------------------------------------------



       488,582      (773,332)       407,214        774,294        27,345           (661)   1,412,200        135,949       (89,828)

    (2,419,066)    2,571,730     (2,510,271)    (7,678,772)     (106,094)      (794,016)  (5,169,738)    (4,089,798)     (851,109)
-----------------------------------------------------------------------------------------------------------------------------------
    (1,930,484)    1,798,398     (2,103,057)    (6,904,478)      (78,749)      (794,677)  (3,757,538)    (3,953,849)     (940,937)
-----------------------------------------------------------------------------------------------------------------------------------
  $ (1,930,318)  $ 1,961,948    $(1,969,189)  $ (6,362,630) $    (85,110)  $   (804,586) $(3,687,271)  $   (477,403)   $ (949,233)
===================================================================================================================================






     AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                    CONSECO SERIES TRUST
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                             PORTFOLIOS
============================    ====================================================================   ============================
                                                                                            SMALL
                                                GROWTH AND                     NEW         COMPANY                      CONSECO
  INTERNATIONAL      VALUE         GROWTH         INCOME    INTERNATIONAL   GENERATION      GROWTH       BALANCED       20 FOCUS
===================================================================================================================================

  $        166   $   163,550   $    133,868   $    541,848  $     (6,361)  $     (9,909)  $    70,267   $  3,476,446   $    (8,296)

       488,582      (773,332)       407,214        774,294        27,345           (661)    1,412,200        135,949       (89,828)

    (2,419,066)    2,571,730     (2,510,271)    (7,678,772)     (106,094)      (794,016)   (5,169,738)    (4,089,798)     (851,109)
-----------------------------------------------------------------------------------------------------------------------------------
    (1,930,318)    1,961,948     (1,969,189)    (6,362,630)      (85,110)      (804,586)   (3,687,271)      (477,403)     (949,233)
-----------------------------------------------------------------------------------------------------------------------------------

     6,169,684     3,684,526      4,345,442     21,012,408       366,180      1,299,093    11,782,965     13,658,819     1,526,015
      (429,374)     (704,632)      (360,090)    (2,207,361)      (42,243)       (16,758)   (1,366,123)    (1,093,024)      (83,934)
     2,008,355     8,643,311      1,518,567      9,056,803       340,807        776,448     5,250,925      5,257,355     1,815,417
-----------------------------------------------------------------------------------------------------------------------------------

     7,748,665    11,623,205      5,503,919     27,861,850       664,744      2,058,783    15,667,767     17,823,150     3,257,498
-----------------------------------------------------------------------------------------------------------------------------------
     5,818,347    13,585,153      3,534,730     21,499,220       579,634      1,254,197    11,980,496     17,345,747     2,308,265
-----------------------------------------------------------------------------------------------------------------------------------
     5,150,157     6,145,904      2,541,482     15,873,033       297,818             --     5,166,539      9,155,312            --
-----------------------------------------------------------------------------------------------------------------------------------
  $ 10,968,504   $19,731,057   $  6,076,212   $ 37,372,253  $    877,452   $  1,254,197   $17,147,035    $26,501,059   $ 2,308,265
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                          CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            =======================================================================
                                                                              FIXED        GOVERNMENT       HIGH          MONEY
                                                               EQUITY         INCOME       SECURITIES       YIELD         MARKET
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $  5,323,120   $    823,674   $   373,163   $     49,541  $  2,870,101

Expenses:
   Mortality and expense risk fees........................       249,697        148,849        76,639         11,090       600,054
   Administrative fees....................................        29,964         17,862         9,197          1,331        72,007
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       279,661        166,711        85,836         12,421       672,061
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................     5,043,459        656,963       287,327         37,120     2,198,040
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares................................       238,206       (274,147)     (151,054)         1,576            --
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................    (7,605,414)       625,142       531,922          3,550            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares   (7,367,208)       350,995       380,868          5,126            --
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations..............................  $ (2,323,749)   $ 1,007,958   $   668,195      $  42,246   $ 2,198,040
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                          CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                            =======================================================================
                                                                              FIXED        GOVERNMENT       HIGH          MONEY
                                                               EQUITY         INCOME       SECURITIES       YIELD         MARKET
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $  5,043,459   $    656,963   $   287,327   $     37,120   $  2,198,040
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       238,206       (274,147)     (151,054)         1,576             --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................    (7,605,414)       625,142       531,922          3,550             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations  (2,323,749)     1,007,958       668,195         42,246      2,198,040
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    10,782,933      4,166,404     3,197,320        850,556     84,407,565
   Contract redemptions...................................    (1,367,531)    (1,247,368)     (511,675)       (21,090)    (6,552,721)
   Net transfers..........................................    11,443,816      1,337,403     2,611,213      2,343,666    (78,361,068)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ............................    20,859,218      4,256,439     5,296,858      3,173,132       (506,224)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........    18,535,469      5,264,397     5,965,053      3,215,378      1,691,816
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................    10,351,120      9,000,226     4,554,554             --     52,334,002
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $ 28,886,589   $ 14,264,623   $10,519,607   $  3,215,378  $  54,025,818
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                     DREYFUS VARIABLE                                                          INVESCO VARIABLE
                                     INVESTMENT FUNDS               FEDERATED INSURANCE SERIES                 INVESTMENT FUNDS
                                ===========================  ========================================      ========================
     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
===================================================================================================================================

  $    181,010   $ 1,725,878   $     70,203   $    178,299  $    879,352   $    944,246   $   367,173   $    298,440    $   55,867

       270,850       823,755         65,421         19,478       120,141         78,927       103,466         63,335        80,692
        32,502        98,851          7,850          2,337        14,417          9,471        12,416          7,600         9,683
-----------------------------------------------------------------------------------------------------------------------------------
       303,352       922,606         73,271         21,815       134,558         88,398       115,882         70,935        90,375
-----------------------------------------------------------------------------------------------------------------------------------
      (122,342)      803,272         (3,068)       156,484       744,794        855,848       251,291        227,505       (34,508)
-----------------------------------------------------------------------------------------------------------------------------------



       766,027     2,623,224        231,387         (6,134)     (528,976)    (1,294,462)     (185,288)       192,001      (182,449)

    (3,482,813)  (10,734,745)      (886,164)      (200,466)   (1,236,698)    (1,630,063)     (939,947)      (202,560)     (606,042)
-----------------------------------------------------------------------------------------------------------------------------------
    (2,716,786)   (8,111,521)      (654,777)      (206,600)   (1,765,674)    (2,924,525)   (1,125,235)       (10,559)     (788,491)
-----------------------------------------------------------------------------------------------------------------------------------
  $ (2,839,128)  $(7,308,249)  $   (657,845)  $    (50,116) $ (1,020,880)  $ (2,068,677)  $  (873,944)  $    216,946    $ (822,999)
===================================================================================================================================




===================================================================================================================================

                                     DREYFUS VARIABLE                                                          INVESCO VARIABLE
                                     INVESTMENT FUNDS               FEDERATED INSURANCE SERIES                 INVESTMENT FUNDS
                                ===========================  ========================================      ========================
     DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
===================================================================================================================================

  $   (122,342)  $   803,272   $     (3,068)  $    156,484  $    744,794   $    855,848   $   251,291   $    227,505    $  (34,508)

       766,027     2,623,224        231,387         (6,134)     (528,976)    (1,294,462)     (185,288)       192,001      (182,449)

    (3,482,813)  (10,734,745)      (886,164)      (200,466)   (1,236,698)    (1,630,063)     (939,947)      (202,560)     (606,042)
-----------------------------------------------------------------------------------------------------------------------------------
    (2,839,128)   (7,308,249)      (657,845)       (50,116)   (1,020,880)    (2,068,677)     (873,944)       216,946      (822,999)
-----------------------------------------------------------------------------------------------------------------------------------

    10,492,756    25,308,413      2,422,624        653,754     3,476,882      5,031,784     3,094,526      1,225,536     3,042,884
    (2,085,239)   (5,706,537)      (603,983)      (168,470)     (901,283)      (532,566)     (934,427)      (437,099)     (501,312)
     1,753,652       789,696      1,908,822        477,905       (25,062)      (309,159)       73,108        366,014      (833,163)
-----------------------------------------------------------------------------------------------------------------------------------

    10,161,169    20,391,572      3,727,463        963,189     2,550,537      4,190,059     2,233,207      1,154,451     1,708,409
-----------------------------------------------------------------------------------------------------------------------------------
     7,322,041    13,083,323      3,069,618        913,073     1,529,657      2,121,382     1,359,263      1,371,397       885,410
-----------------------------------------------------------------------------------------------------------------------------------
    14,644,950    53,797,872      3,518,383      1,074,470     8,592,656      4,186,943     6,286,725      3,743,469     5,075,287
-----------------------------------------------------------------------------------------------------------------------------------
  $ 21,966,991   $66,881,195   $  6,588,001   $  1,987,543  $ 10,122,313   $  6,308,325   $ 7,645,988   $  5,114,866   $ 5,960,697
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                                               LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS               SERIES PORTFOLIOS
                                                             ========================================      ========================

                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $ 10,954,393   $  7,505,892   $ 6,611,964   $    167,711     $  98,301

Expenses:
   Mortality and expense risk fees........................     1,015,895      1,077,632       906,794         19,710        45,639
   Administrative fees....................................       121,907        129,316       108,815          2,365         5,477
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................     1,137,802      1,206,948     1,015,609         22,075        51,116
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................     9,816,591      6,298,944     5,596,355        145,636        47,185
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
   (depreciation) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares................................    11,153,625      3,366,062     1,791,691         86,592       347,103
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................   (56,922,785)   (26,866,095)  (23,875,719)      (277,112)      250,862
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares  (45,769,160)   (23,500,033)  (22,084,028)      (190,520)      597,965
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $(35,952,569)  $(17,201,089) $(16,487,673)  $    (44,884)    $ 645,150
===================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                                               LAZARD RETIREMENT
                                                                   JANUS ASPEN SERIES PORTFOLIOS               SERIES PORTFOLIOS
                                                             ========================================      ========================

                                                             AGGRESSIVE                     WORLDWIDE
                                                               GROWTH         GROWTH         GROWTH        EQUITY        SMALL CAP
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $  9,816,591   $  6,298,944   $ 5,596,355   $    145,636    $    47,185
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................    11,153,625      3,366,062     1,791,691         86,592        347,103
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................   (56,922,785)   (26,866,095)  (23,875,719)      (277,112)       250,862
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations (35,952,569)   (17,201,089)  (16,487,673)       (44,884)       645,150
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    62,519,528     51,964,390    45,616,210        519,904      1,715,918
   Contract redemptions...................................    (5,934,009)    (6,495,699)   (4,265,874)      (363,563)      (370,796)
   Net transfers..........................................     4,203,070      4,531,940     7,274,139       (110,382)     6,446,145
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...................    60,788,589     50,000,631    48,624,475         45,959      7,791,267
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........    24,836,020     32,799,542    32,136,802          1,075      8,436,417
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................    44,055,572     55,147,048    43,445,510      1,566,487        978,620
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $ 68,891,592   $ 87,946,590   $75,582,312   $  1,567,562   $  9,415,037
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                          STRONG
                                    NEUBERGER BERMAN                                                                    VARIABLE
                                   ADVISERS MANAGEMENT                                                                  INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS          FUNDS
                               ==========================   ==========================  ===========================   =============
      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST
     GROWTH        GROWTH         LIMITED                                                COMMUNICATIONS     GLOBAL       MID CAP
   AND INCOME    AND INCOME    MATURITY BOND    PARTNERS        NOVA            OTC      AND INFORMATION  TECHNOLOGY    GROWTH II
===================================================================================================================================

  $    142,866   $    42,923   $    585,891   $  1,011,509  $     93,521   $    298,902   $   416,931   $     91,849   $ 2,667,495

       174,294         9,434        120,306         73,645        12,758         39,715        19,299         11,248       373,046
        20,915         1,132         14,437          8,837         1,531          4,766         2,316          1,350        44,766
-----------------------------------------------------------------------------------------------------------------------------------
       195,209        10,566        134,743         82,482        14,289         44,481        21,615         12,598       417,812
-----------------------------------------------------------------------------------------------------------------------------------
       (52,343)       32,357        451,148        929,027        79,232        254,421       395,316         79,251     2,249,683
-----------------------------------------------------------------------------------------------------------------------------------



       270,519        22,338       (288,735)      (663,247)      (68,252)      (533,990)     (670,191)       (42,546)    3,639,850

     2,110,185       (77,087)       334,276       (313,515)     (560,057)    (3,719,968)   (1,272,391)      (734,809)  (15,817,632)
-----------------------------------------------------------------------------------------------------------------------------------
     2,380,704       (54,749)        45,541       (976,762)     (628,309)    (4,253,958)   (1,942,582)      (777,355)  (12,177,782)
-----------------------------------------------------------------------------------------------------------------------------------
  $  2,328,361   $   (22,392)  $    496,689   $    (47,735) $   (549,077)  $ (3,999,537)  $(1,547,266)  $   (698,104)  $(9,928,099)
===================================================================================================================================




===================================================================================================================================

                                                                                                                          STRONG
                                    NEUBERGER BERMAN                                                                    VARIABLE
                                   ADVISERS MANAGEMENT                                                                  INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS          FUNDS
                               ==========================   ==========================  ===========================   =============
      LORD        MITCHELL
     ABBETT       HUTCHINS
     SERIES        SERIES
      FUND          TRUST
     GROWTH        GROWTH         LIMITED                                                COMMUNICATIONS     GLOBAL       MID CAP
   AND INCOME    AND INCOME    MATURITY BOND    PARTNERS        NOVA            OTC      AND INFORMATION  TECHNOLOGY    GROWTH II
===================================================================================================================================

  $    (52,343)  $    32,357   $    451,148   $    929,027  $     79,232   $    254,421   $   395,316   $     79,251   $ 2,249,683

       270,519        22,338       (288,735)      (663,247)      (68,252)      (533,990)     (670,191)       (42,546)    3,639,850

     2,110,185       (77,087)       334,276       (313,515)     (560,057)    (3,719,968)   (1,272,391)      (734,809)  (15,817,632)
-----------------------------------------------------------------------------------------------------------------------------------
     2,328,361       (22,392)       496,689        (47,735)     (549,077)    (3,999,537)   (1,547,266)      (698,104)   (9,928,099)
-----------------------------------------------------------------------------------------------------------------------------------

     5,858,008       598,623      3,714,915      1,121,466       846,181      6,011,224     3,017,883      2,009,108    25,111,451
    (1,264,957)     (115,286)      (947,386)      (441,426)     (179,646)      (487,917)      (44,199)       (37,847)   (2,374,792)
     2,653,612       (20,216)      (719,776)      (780,757)    3,405,442      8,248,528     1,760,910      1,257,456     6,640,200
-----------------------------------------------------------------------------------------------------------------------------------

     7,246,663       463,121      2,047,753       (100,717)    4,071,977     13,771,835     4,734,594      3,228,717    29,376,859
-----------------------------------------------------------------------------------------------------------------------------------
     9,575,024       440,729      2,544,442       (148,452)    3,522,900      9,772,298     3,187,328      2,530,613    19,448,760
-----------------------------------------------------------------------------------------------------------------------------------
     9,459,263       543,877      9,430,627      5,579,616            --             --            --             --    14,523,632
-----------------------------------------------------------------------------------------------------------------------------------
  $ 19,034,287   $   984,606   $ 11,975,069   $  5,431,164  $  3,522,900   $  9,772,298   $ 3,187,328   $  2,530,613  $ 33,972,392
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ========================================================
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $  1,740,425   $     41,442   $        --   $      6,289      $  6,977

Expenses:
   Mortality and expense risk fees........................       152,400         14,621        63,189         14,046        18,650
   Administrative fees....................................        18,288          1,754         7,583          1,685         2,238
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       170,688         16,375        70,772         15,731        20,888
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................     1,569,737         25,067       (70,772)        (9,442)      (13,911)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments in portfolio shares:
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................     1,889,109        (28,214)      512,725       (110,927)     (100,054)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................    (2,720,069)        23,131    (3,504,327)       (19,823)       66,303
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares     (830,960)        (5,083)   (2,991,602)      (130,750)      (33,751)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $    738,777   $     19,984   $(3,062,374)   $  (140,192)   $  (47,662)
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                           ========================================================
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD           REAL
                                                               FUND II         BOND          MARKETS       ASSETS         ESTATE
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $  1,569,737   $     25,067   $   (70,772)  $     (9,442)   $  (13,911)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................     1,889,109        (28,214)      512,725       (110,927)     (100,054)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................    (2,720,069)        23,131    (3,504,327)       (19,823)       66,303
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations     738,777         19,984    (3,062,374)      (140,192)      (47,662)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     6,483,755        628,524     5,307,497        157,914       716,897
   Contract redemptions...................................      (995,546)       (59,320)     (395,115)      (407,151)     (127,293)
   Net transfers..........................................       661,851          4,807      (292,234)       505,951       857,036
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...................     6,150,060        574,011     4,620,148        256,714     1,446,640
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     6,888,837        593,995     1,557,774        116,522     1,398,978
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     7,091,625        851,862     2,807,346        570,601       289,301
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $ 13,980,462   $  1,445,857   $ 4,365,120   $    687,123   $ 1,688,279
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

        INTEREST ADJUSTMENT ACCOUNTS
===========================================
                                                              COMBINED
     1 YEAR        3 YEAR         5 YEAR                        TOTAL
===========================================                 =============

  $         --   $        --   $         --                 $  71,574,975

            --            --             --                     9,917,079
            --            --             --                     1,190,049
-------------------------------------------                 -------------
            --            --             --                    11,107,128
-------------------------------------------                 -------------
            --            --             --                    60,467,847
-------------------------------------------                 -------------



            --            --             --                    23,156,627

            --            --             --                  (233,314,929)
-------------------------------------------                 -------------
            --            --             --                  (210,158,302)
-------------------------------------------                 -------------
  $         --   $        --   $         --                 $(149,690,455)
===========================================                 =============






================================================================================

        INTEREST ADJUSTMENT ACCOUNTS
===========================================
                                                              COMBINED
     1 YEAR        3 YEAR         5 YEAR                        TOTAL
===========================================                 =============

  $         --   $        --   $         --                 $  60,467,847

            --            --             --                    23,156,627

            --            --             --                  (233,314,929)
-------------------------------------------                 -------------
            --            --             --                  (149,690,455)
-------------------------------------------                 -------------

       350,739        46,067         32,539                   536,658,279
          (671)           --             --                   (66,207,885)
            18            --         (7,002)                   43,595,116
-------------------------------------------                 -------------
       350,086        46,067         25,537                   514,045,510
-------------------------------------------                 -------------
       350,086        46,067         25,537                   364,355,055
-------------------------------------------                 -------------
       302,276            --         10,486                   518,326,681
-------------------------------------------                 -------------
  $    652,362   $    46,067   $     36,023                 $ 882,681,736
===========================================                 =============

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                            =========================================================   ===========
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $  1,430,547   $    500,458   $   582,461   $    338,300   $      1,088

Expenses:
   Mortality and expense risk fees........................       239,548        162,697        62,770         49,939         92,646
   Administrative fees....................................        28,746         19,524         7,532          5,993         11,117
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       268,294        182,221        70,302         55,932        103,763
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................     1,162,253        318,237       512,159        282,368       (102,675)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       631,065        835,798        44,078        190,892        275,972
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    4,901,589      9,643,781     1,344,548      1,725,004      1,389,677
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $  6,063,842   $  9,962,018   $ 1,856,707   $  2,007,372   $  1,287,002
===================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                            =========================================================   ===========
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $  1,162,253   $    318,237   $   512,159   $    282,368   $  (102,675)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       631,065        835,798        44,078        190,892       275,972
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     4,270,524      8,807,983     1,300,470      1,534,112     1,113,705
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     6,063,842      9,962,018     1,856,707      2,007,372     1,287,002
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    23,999,459     22,672,749     5,927,981      4,314,899     6,525,629
   Contract redemptions...................................      (601,059)      (671,251)     (125,849)      (299,566)     (407,475)
   Net transfers..........................................       335,450      1,993,274       154,267        (47,082)     (345,171)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from contract owners'
         transactions ....................................    23,733,850     23,994,772     5,956,399      3,968,251     5,772,983
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................    29,797,692     33,956,790     7,813,106      5,975,623     7,059,985
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     6,072,221      1,624,403     1,926,689      1,715,560     4,239,961
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $ 35,869,913   $ 35,581,193   $ 9,739,795   $  7,691,183   $11,299,946
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

       AMERICAN CENTURY
     VARIABLE PORTFOLIOS
          (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
=============================  =========================================================  =========================================
                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
===================================================================================================================================

  $         --   $   259,443   $        388   $         --  $         --   $      1,621   $ 1,615,190   $  2,905,627    $   448,871

        32,399        48,544         18,601         82,781        26,598          2,821        74,401         85,073         84,189
         3,888         5,825          2,232          9,934         3,192            339         8,928         10,209         10,103
-----------------------------------------------------------------------------------------------------------------------------------
        36,287        54,369         20,833         92,715        29,790          3,160        83,329         95,282         94,292
-----------------------------------------------------------------------------------------------------------------------------------
       (36,287)      205,074        (20,445)       (92,715)      (29,790)        (1,539)    1,531,861      2,810,345        354,579
-----------------------------------------------------------------------------------------------------------------------------------



        42,779       (20,013)       149,335        714,562       287,230         31,785        43,280         96,287        (74,662)

     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
-----------------------------------------------------------------------------------------------------------------------------------
     1,811,821      (470,185)       746,181      4,443,418     1,863,346         65,612       332,936        314,766       (424,951)
-----------------------------------------------------------------------------------------------------------------------------------
 $   1,775,534   $  (265,111)  $    725,736   $  4,350,703  $  1,833,556   $     64,073   $ 1,864,797   $  3,125,111    $   (70,372)
===================================================================================================================================



===================================================================================================================================

       AMERICAN CENTURY
     VARIABLE PORTFOLIOS
          (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST                     CONSECO SERIES TRUST PORTFOLIOS
=============================  =========================================================  =========================================
                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
===================================================================================================================================

   $   (36,287)   $   205,074  $    (20,445)  $   (92,715)   $  (29,790)   $     (1,539)  $ 1,531,861   $  2,810,345    $   354,579

        42,779       (20,013)       149,335        714,562       287,230         31,785        43,280         96,287        (74,662)

     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
-----------------------------------------------------------------------------------------------------------------------------------
     1,775,534      (265,111)       725,736      4,350,703     1,833,556         64,073     1,864,797      3,125,111        (70,372)
-----------------------------------------------------------------------------------------------------------------------------------

     1,949,052     4,786,556      1,070,592      8,539,084     1,615,245        180,697     4,669,802      2,833,070      6,836,281
       (66,096)     (281,584)      (103,349)      (398,035)     (164,543)        (9,547)     (443,212)      (265,819)      (375,828)
       206,351       157,453         47,610      1,507,635       783,390       (161,119)   (1,131,962)      (196,581)      (596,579)
-----------------------------------------------------------------------------------------------------------------------------------

     2,089,307     4,662,425      1,014,853      9,648,684     2,234,092         10,031     3,094,628      2,370,670      5,863,874
-----------------------------------------------------------------------------------------------------------------------------------
     3,864,841     4,397,314      1,740,589     13,999,387     4,067,648         74,104     4,959,425      5,495,781      5,793,502
-----------------------------------------------------------------------------------------------------------------------------------
     1,285,316     1,748,590        800,893      1,873,646     1,098,891        223,714     4,195,887      4,855,339      3,206,724
-----------------------------------------------------------------------------------------------------------------------------------
  $  5,150,157   $ 6,145,904   $  2,541,482   $ 15,873,033  $  5,166,539   $    297,818   $ 9,155,312   $ 10,351,120    $ 9,000,226
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                  CONSECO SERIES                                          DREYFUS
                                                                 TRUST PORTFOLIOS                                         VARIABLE
                                                                   (CONTINUED)                                           INVESTMENT
                                                            ===========================                                 ===========
                                                                                            DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT        MONEY      RESPONSIBLE      STOCK       DISCIPLINED
                                                              SECURITIES        MARKET       GROWTH         INDEX          STOCK
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $    281,491   $  1,215,490   $   488,441   $    745,968      $  33,603

Expenses:
   Mortality and expense risk fees........................        44,106        307,888        90,565        416,597         21,719
   Administrative fees....................................         5,293         36,947        10,868         49,992          2,606
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        49,399        344,835       101,433        466,589         24,325
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................       232,092        870,655       387,008        279,379          9,278
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................      (131,084)            --       297,068        455,568         98,218
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................      (226,870)            --     1,579,997      5,525,574        230,188
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares     (357,954)            --     1,877,065      5,981,142        328,406
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $   (125,862)   $   870,655   $ 2,264,073   $  6,260,521     $  337,684
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                  CONSECO SERIES                                          DREYFUS
                                                                 TRUST PORTFOLIOS                                         VARIABLE
                                                                   (CONTINUED)                                           INVESTMENT
                                                            ===========================                                 ===========
                                                                                            DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT        MONEY      RESPONSIBLE      STOCK       DISCIPLINED
                                                              SECURITIES        MARKET       GROWTH         INDEX          STOCK
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $    232,092   $    870,655   $   387,008   $    279,379   $      9,278
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (131,084)            --       297,068        455,568         98,218
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................      (226,870)            --     1,579,997      5,525,574        230,188
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations    (125,862)       870,655     2,264,073      6,260,521        337,684
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     4,118,914     59,631,055    10,577,697     32,861,489      2,565,980
   Contract redemptions...................................      (201,285)    (1,483,540)     (287,765)    (1,623,692)       (49,554)
   Net transfers..........................................      (843,467)   (14,743,455)     (517,924)     1,393,465        (28,893)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from contract owners'
         transactions ....................................     3,074,162     43,404,060     9,772,008     32,631,262      2,487,533
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................     2,948,300     44,274,715    12,036,081     38,891,783      2,825,217
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,606,254      8,059,287     2,608,869     14,906,089        693,166
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  4,554,554   $ 52,334,002   $14,644,950   $ 53,797,872   $  3,518,383
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

   DREYFUS
   VARIABLE
  INVESTMENT                                                    INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS          INVESTMENT FUNDS                JANUS ASPEN SERIES PORTFOLIOS
==============  =========================================  ===========================   ===========================================

  INTERNATIONAL   HIGH INCOME  INTERNATIONAL                   EQUITY                     AGGRESSIVE                    WORLDWIDE
      VALUE         BOND II      EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH        GROWTH         GROWTH
===================================================================================================================================
  $     78,832   $   429,612   $     20,577   $    255,143  $     61,662   $    332,050   $   377,706   $    195,641       $ 36,846

         6,746        89,638         15,544         62,734        30,439         38,863       174,776        309,609        264,551
           809        10,756          1,865          7,528         3,653          4,664        20,973         37,153         31,746
-----------------------------------------------------------------------------------------------------------------------------------
         7,555       100,394         17,409         70,262        34,092         43,527       195,749        346,762        296,297
-----------------------------------------------------------------------------------------------------------------------------------
        71,277       329,218          3,168        184,881        27,570        288,523       181,957       (151,121)      (259,451)
-----------------------------------------------------------------------------------------------------------------------------------



        58,025      (110,092)       358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156

        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
-----------------------------------------------------------------------------------------------------------------------------------
        87,309      (373,212)     1,102,805       (181,122)      250,173       (115,910)   15,982,901     10,908,877     13,945,229
-----------------------------------------------------------------------------------------------------------------------------------
  $    158,586   $   (43,994)  $  1,105,973   $      3,759  $    277,743   $    172,613   $16,164,858   $ 10,757,756   $ 13,685,778
===================================================================================================================================




===================================================================================================================================

   DREYFUS
   VARIABLE
  INVESTMENT                                                    INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS          INVESTMENT FUNDS                JANUS ASPEN SERIES PORTFOLIOS
==============  =========================================  ===========================   ===========================================

  INTERNATIONAL   HIGH INCOME  INTERNATIONAL                   EQUITY                     AGGRESSIVE                    WORLDWIDE
      VALUE         BOND II      EQUITY II     UTILITY II      INCOME       HIGH YIELD      GROWTH        GROWTH         GROWTH
===================================================================================================================================

  $     71,277   $   329,218   $      3,168   $    184,881  $     27,570   $    288,523   $   181,957   $   (151,121)   $  (259,451)

        58,025      (110,092)       358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156

        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
-----------------------------------------------------------------------------------------------------------------------------------
       158,586       (43,994)     1,105,973          3,759       277,743        172,613    16,164,858     10,757,756     13,685,778
-----------------------------------------------------------------------------------------------------------------------------------

       840,806     7,321,216        933,308      5,844,449     3,018,942      3,486,048    19,543,752     33,785,060     21,071,153
       (40,517)     (466,202)       (61,598)      (370,882)     (138,318)      (197,921)     (778,660)    (1,112,922)      (844,503)
       (24,630)   (2,668,737)     1,641,488     (1,781,878)     (242,967)       476,518     6,687,738      6,336,414      1,226,023
-----------------------------------------------------------------------------------------------------------------------------------

       775,659     4,186,277      2,513,198      3,691,689     2,637,657      3,764,645    25,452,830     39,008,552     21,452,673
-----------------------------------------------------------------------------------------------------------------------------------
       934,245     4,142,283      3,619,171      3,695,448     2,915,400      3,937,258    41,617,688     49,766,308     35,138,451
-----------------------------------------------------------------------------------------------------------------------------------
       140,225     4,450,373        567,772      2,591,277       828,069      1,138,029     2,437,884      5,380,740      8,307,059
-----------------------------------------------------------------------------------------------------------------------------------
  $  1,074,470   $ 8,592,656   $  4,186,943   $  6,286,725  $  3,743,469   $  5,075,287   $44,055,572   $ 55,147,048   $ 43,445,510
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                 LAZARD RETIREMENT                                         TRUST
                                                                 SERIES PORTFOLIOS                                      PORTFOLIOS
                                                            ==========================                                 ============
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES FUND   SERIES TRUST     LIMITED
                                                                                            GROWTH AND     GROWTH AND      MATURITY
                                                                EQUITY        SMALL CAP       INCOME        INCOME          BOND
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares.........  $     56,529   $     17,315   $   682,606   $          6   $    215,089

Expenses:
   Mortality and expense risk fees........................        17,109          9,106        73,203          5,219         73,387
   Administrative fees....................................         2,053          1,093         8,784            626          8,806
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        19,162         10,199        81,987          5,845         82,193
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)..................        37,367          7,116       600,619         (5,839)       132,896
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        50,644         (2,998)      141,491         (1,884)       (24,364)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       (14,591)         3,120        29,462         53,299        (88,777)
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares       36,053            122       170,953         51,415       (113,141)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations                                $     73,420   $      7,238   $   771,572   $     45,576   $     19,755
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                 LAZARD RETIREMENT                                         TRUST
                                                                 SERIES PORTFOLIOS                                      PORTFOLIOS
                                                            ==========================                                 ============
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES FUND   SERIES TRUST     LIMITED
                                                                                            GROWTH AND     GROWTH AND      MATURITY
                                                                EQUITY        SMALL CAP       INCOME        INCOME          BOND
===================================================================================================================================
Changes from operations:
   Net investment income (expense)........................  $     37,367   $      7,116   $   600,619   $     (5,839)   $  132,896
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        50,644         (2,998)      141,491         (1,884)      (24,364)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................       (14,591)         3,120        29,462         53,299       (88,777)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations      73,420          7,238       771,572         45,576        19,755
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       700,824        555,835     6,299,864        290,152     5,057,231
   Contract redemptions...................................      (154,780)       (33,426)     (586,145)       (25,373)     (244,897)
   Net transfers..........................................       (82,240)        24,951       379,049        (27,176)    1,438,296
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from contract
         owners' transactions ............................       463,804        547,360     6,092,768        237,603     6,250,630
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................       537,224        554,598     6,864,340        283,179     6,270,385
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,029,263        424,022     2,594,923        260,698     3,160,242
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  1,566,487   $    978,620   $ 9,459,263   $    543,877   $  9,430,627
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT    STRONG
    TRUST      VARIABLE
 PORTFOLIOS   INSURANCE
 (CONTINUED)     FUNDS                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============ ===========                ===============================================
                              STRONG
                MID CAP    OPPORTUNITY                EMERGING      HARD         REAL          IAA          IAA          COMBINED
  PARTNERS     GROWTH II     FUND II       BOND       MARKETS      ASSETS       ESTATE       1 YEAR       5 YEAR          TOTAL
===================================================================================================================================
  $ 119,531   $     1,625   $  272,745   $  23,948   $     (180)  $   1,398    $   4,706    $      --    $       --   $  14,032,374

     57,527        52,552       49,053      10,401       12,485      11,065        3,607           --            --       3,311,496
      6,903         6,306        5,886       1,248        1,498       1,328          433           --            --         397,379
-----------------------------------------------------------------------------------------------------------------------------------
     64,430        58,858       54,939      11,649       13,983      12,393        4,040           --            --       3,708,875
-----------------------------------------------------------------------------------------------------------------------------------
     55,101       (57,233)     217,806      12,299      (14,163)    (10,995)         666           --            --      10,323,499
-----------------------------------------------------------------------------------------------------------------------------------



      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    160,915     3,958,947      962,577     (70,690)     951,147      41,262      (13,942)          --            --      83,258,870
-----------------------------------------------------------------------------------------------------------------------------------
  $ 216,016   $ 3,901,714   $1,180,383   $ (58,391)  $  936,984   $  30,267    $ (13,276)   $      --    $       --   $  93,582,369
===================================================================================================================================







===================================================================================================================================

  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT    STRONG
    TRUST      VARIABLE
 PORTFOLIOS   INSURANCE
 (CONTINUED)     FUNDS                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============ ===========                ===============================================
                              STRONG
                MID CAP    OPPORTUNITY                EMERGING      HARD         REAL          IAA          IAA          COMBINED
  PARTNERS     GROWTH II     FUND II       BOND       MARKETS      ASSETS       ESTATE       1 YEAR       5 YEAR          TOTAL
===================================================================================================================================
  $  55,101   $   (57,233)  $  217,806   $  12,299   $  (14,163)  $ (10,995)   $     666    $      --    $       --   $  10,323,499

      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    216,016     3,901,714    1,180,383     (58,391)     936,984      30,267      (13,276)          --            --      93,582,369
-----------------------------------------------------------------------------------------------------------------------------------

  2,582,652     5,903,521    4,320,118     726,162    1,573,173     193,714      194,286      185,339        10,486     330,114,322
   (150,240)     (216,136)    (124,917)    (42,225)    (173,421)    (43,708)     (36,747)      (3,082)           --     (13,705,669)
   (172,085)    4,264,561     (262,554)   (119,407)     227,140     302,264      (73,229)          --            --       5,516,201
-----------------------------------------------------------------------------------------------------------------------------------

  2,260,327     9,951,946    3,932,647     564,530    1,626,892     452,270       84,310      182,257        10,486     321,924,854
-----------------------------------------------------------------------------------------------------------------------------------
  2,476,343    13,853,660    5,113,030     506,139    2,563,876     482,537       71,034      182,257        10,486     415,507,223
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273       669,972    1,978,595     345,723      243,470      88,064      218,267      120,019            --     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
 $5,579,616  $ 14,523,632   $7,091,625   $ 851,862   $2,807,346   $ 570,601    $ 289,301    $ 302,276    $   10,486   $ 518,326,681
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999

================================================================================

(1)  GENERAL

   Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Interest Adjustment Account ("IAA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   Growth and Income Fund
   International Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund

SELIGMAN PORTFOLIOS, INC.
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 2000 AND 1999

================================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $1,016,171,879 and $428,880,284 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $441,696,279 and $96,341,276 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Variable Account, for assuming the mortality and expense risks. These fees were $9,917,079 and $3,311,496 for the years ended December 31, 2000 and 1999, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,950,706 and $366,942 for the years ended December 31, 2000 and 1999, respectively. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $1,190,049 and $397,379 for the years ended December 31, 2000 and 1999, respectively.

   The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. The adjustment charges were $2 and $16 for the years ended December 31, 2000 and 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT F

(6) NET ASSETS

AS OF DECEMBER 31, 2000

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                              THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                             ========================================================  ============
                                                                            LEVERAGED        MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
===================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ........   $50,342,899   $ 57,978,130  $ 35,904,008  $  14,888,519   $ 14,007,575
Undistributed net investment income (expense).............     7,115,546      5,217,019     2,737,831      4,554,313       (224,209)
Undistributed net realized gain (loss) on sales
  of investments .........................................     1,313,501      2,675,700     1,018,557     (5,327,388)       985,632
Net unrealized appreciation (depreciation) of investments.   (11,182,586)   (15,720,071)   (2,691,251)    (2,614,529)      (736,471)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $ 47,589,360   $ 50,150,778  $ 36,969,145  $  11,500,915   $ 14,032,527
===================================================================================================================================




                                                                  AMERICAN CENTURY
                                                          VARIABLE PORTFOLIOS (CONTINUED)    BERGER INSTITUTIONAL PRODUCTS TRUST
                                                          ==============================  ==========================================
                                                                                                         GROWTH AND
                                                            INTERNATIONAL      VALUE         GROWTH        INCOME      INTERNATIONAL
===================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ........   $11,123,742   $ 17,992,024  $   7,216,175  $  39,145,298     $ 887,247
Undistributed net investment income (expense).............       (41,801)       361,387        112,451        454,058        (5,958)
Undistributed net realized gain (loss) on sales
  of investments .........................................       499,754      (805,438)        550,149      1,487,697        51,377
Net unrealized appreciation (depreciation) of investments.      (613,191)     2,183,084     (1,802,563)    (3,714,800)      (55,214)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................   $10,968,504   $ 19,731,057  $   6,076,212  $  37,372,253     $ 877,452
===================================================================================================================================




                                                                BERGER INSTITUTIONAL                CONSECO SERIES TRUST
                                                             PRODUCTS TRUST (CONTINUED)                   PORTFOLIOS
                                                             ==========================   =========================================
                                                                              SMALL
                                                                 NEW         COMPANY                      CONSECO
                                                             GENERATION       GROWTH        BALANCED      20 FOCUS        EQUITY
===================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ........   $ 2,058,783   $ 18,986,963   $24,963,933  $   3,257,498  $  27,658,419
Undistributed net investment income (expense).............        (9,909)        36,314     5,065,056         (8,296)     7,857,061
Undistributed net realized gain (loss) on sales
  of investments .........................................          (661)     1,666,263       151,852        (89,828)       186,692
Net unrealized appreciation (depreciation) of investments.      (794,016)    (3,542,505)   (3,679,782)      (851,109)    (6,815,583)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................   $ 1,254,197   $ 17,147,035   $26,501,059  $   2,308,265  $  28,886,589
===================================================================================================================================




                                                                   CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                                                                          DREYFUS
                                                               ===================================================       SOCIALLY
                                                               FIXED        GOVERNMENT        HIGH          MONEY       RESPONSIBLE
                                                               INCOME       SECURITIES        YIELD        MARKET         GROWTH
===================================================================================================================================
Proceeds from sale of units
  less proceeds of units redeemed since inception ........  $13,296,875   $  9,970,777   $   3,173,132  $  50,856,761  $ 22,251,591
Undistributed net investment income (expense).............    1,064,718        538,430          37,120      3,169,057       350,751
Undistributed net realized gain (loss) on sales
  of investments .........................................     (347,856)      (278,268)          1,576             --     1,057,443
Net unrealized appreciation (depreciation) of investments.      250,886        288,668           3,550             --    (1,692,794)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $14,264,623   $ 10,519,607   $   3,215,378  $  54,025,818 $  21,966,991
===================================================================================================================================


                         DREYFUS VARIABLE                                                                   INVESCO VARIABLE
                         INVESTMENT  FUNDS                   FEDERATED INSURANCE SERIES                     INVESTMENT FUNDS
                 ================================ ===============================================   ===============================
     DREYFUS
      STOCK         DISCIPLINED     INTERNATIONAL    HIGH INCOME     INTERNATIONAL                       EQUITY
      INDEX            STOCK            VALUE          BOND II         EQUITY II      UTILITY II         INCOME        HIGH YIELD
===================================================================================================================================
$  66,413,913    $    6,846,367   $    1,870,471  $   11,138,238   $   7,251,110   $    8,335,141   $    4,558,008  $    6,604,323
     1,113,524            7,561          236,804       1,053,176         856,415          425,969          287,684         352,701
     3,067,510          327,771           51,774        (650,795)       (980,986)        (203,793)         306,046        (226,776)
    (3,713,752)        (593,698)        (171,506)     (1,418,306)       (818,214)        (911,329)         (36,872)       (769,551)
-----------------------------------------------------------------------------------------------------------------------------------
$   66,881,195   $    6,588,001   $    1,987,543  $   10,122,313   $   6,308,325   $    7,645,988   $    5,114,866   $    5,960,697
===================================================================================================================================




                                                          LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS
=============================================     ==============================
                                                                                          LORD          MITCHELL
                                                                                        ABBETT          HUTCHINS
                                                                                        SERIES           SERIES
                                                                                         FUND             TRUST
   AGGRESSIVE                         WORLDWIDE                                         GROWTH           GROWTH
     GROWTH           GROWTH           GROWTH          EQUITY          SMALL CAP      AND INCOME       AND INCOME
=====================================================================================================================
$   88,279,345   $   93,576,935   $   77,720,018  $    1,438,441   $   8,756,050   $   15,780,063   $      939,544
     9,990,045        6,168,456        5,372,238         182,543          52,280          696,300           43,622
    12,974,996        3,907,289        2,071,813         126,149         343,369          395,820           19,099
   (42,352,794)     (15,706,090)      (9,581,757)       (179,571)        263,338        2,162,104          (17,659)
---------------------------------------------------------------------------------------------------------------------
$   68,891,592   $   87,946,590   $   75,582,312  $    1,567,562   $   9,415,037   $   19,034,287   $      984,606
=====================================================================================================================




                                                                                                        STRONG
       NEUBERGER BERMAN                                                                                VARIABLE
     ADVISERS MANAGEMENT                                                                               INSURANCE
      TRUST PORTFOLIOS                  RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS            FUNDS
==============================    ==============================   ==============================   ==============
                                                                    COMMUNICATIONS                                       STRONG
     LIMITED                                                              AND           GLOBAL           MID CAP       OPPORTUNITY
  MATURITY BOND      PARTNERS           NOVA             OTC          INFORMATION     TECHNOLOGY        GROWTH II        FUND II
===================================================================================================================================
$   11,426,767   $    5,154,028   $    4,071,977  $   13,771,835   $   4,734,594   $    3,228,717   $   39,908,443  $   11,954,358
       563,403          967,787           79,232         254,421         395,316           79,251        2,189,886       1,791,880
      (300,832)        (693,152)         (68,252)       (533,990)       (670,191)         (42,546)       4,492,631       1,885,149
       285,731            2,501         (560,057)     (3,719,968)     (1,272,391)        (734,809)     (12,618,568)     (1,650,925)
-----------------------------------------------------------------------------------------------------------------------------------
$   11,975,069   $    5,431,164   $    3,522,900  $    9,772,298   $   3,187,328   $    2,530,613   $   33,972,392  $   13,980,462
===================================================================================================================================




               VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
================================================================
                                                                          ONE            THREE            FIVE
                      EMERGING          HARD            REAL              YEAR            YEAR            YEAR          COMBINED
      BOND            MARKETS          ASSETS          ESTATE             IAA             IAA             IAA            TOTAL
===================================================================================================================================
$    1,470,234   $    6,513,503   $      803,902  $    1,754,309   $     652,362   $       46,067   $       36,023  $  930,995,435
        35,726          (86,078)         (20,780)        (14,242)             --               --               --      71,456,059
       (75,528)         596,417         (111,100)       (103,111)             --               --               --      30,701,535
        15,425       (2,658,722)          15,101          51,323              --               --               --    (150,471,293)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,445,857   $    4,365,120   $      687,123  $    1,688,279   $     652,362   $       46,067   $       36,023  $  882,681,736
===================================================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS



================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE~INSURANCE COMPANY AND CONTRACT OWNERS OF CONSECO VARIABLE ANNUITY ACCOUNT F

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account F (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Indianapolis, Indiana
February 12, 2001

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.

DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

CONSECO VARIABLE ANNUITY ACCOUNT F IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY.

THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY.

BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.



CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.



CONSECO VARIABLE INSURANCE COMPANY
11815 North Pennsylvania Street
Carmel, Indiana 46032


CV-209 (2/01)   05988

(C)2001 Conseco Variable Insurance Company


www.conseco.com



INSURANCE INVESTMENTS LENDING
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